LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

11.    LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Cost method investments:
PRC Fund	10,103	10,081	1,448
United States Fund	20,045	20,045	2,879
Investment in preferred shares of an unlisted company in PRC ("Investee A")	400	400	57
Available-for-sale investments:
Investment in convertible borrowings of an unlisted company in Cayman Islands ("Investee B")	3,973	3,973	571
Less: accumulated impairment	(4,373)	(4,373)	(628)
Total	30,148	30,126	4,327

Cost method investments

In 2017, the Group made an additional RMB361,000 (US$53,000) investment in the United States Fund. As of December 31, 2018 and 2019, the Group had made an accumulated investment in the United States Fund of RMB20,045,000. Given that the Group holds less than five percent interest in each fund, the Group has accounted for such investments using the cost method.

In 2011, the Group made a 9-year term investment in the PRC Fund in the amount of RMB 10,103,000. Given that the Group holds less than five percent interest in each fund, the Group has accounted for such investments using the cost method. In 2019, the Group disposed a small portion of the PRC Fund amounting to RMB 22,000  (US$3,160).

Investment in investee A was fully impaired in 2017.

Available for sale investments

On February 19, 2014, the Group entered into an agreement with a private company in Cayman Islands (“Investee B”) to issue a convertible loan of RMB3,068,000 at an interest rate of US prime rate plus 2% for 2 years. The Group has the right to request conversion of all its convertible loan upon Investee D’s successful Series A financing, at a price less than 25% of its Series A financing price. The Group  has accounted for the investment in the convertible loan as an available for sale investment where such investment will be carried at fair value, with unrealized gains and losses reported as other comprehensive income/(loss) in the consolidated statements of comprehensive loss until realized. In 2016, the Group agreed to extend the terms of the convertible loan to August 19, 2017 and expected to exercise its conversion option upon the completion of Series A financing. In 2017, the Group believed that there was a decline in value that was other than temporary, and recorded RMB3,290,000 (US$506,000) in “impairment of long-term investments” in the consolidated statement of operations and comprehensive loss.